UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2012

Date of reporting period: 05/31/2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

May 31, 2012

State Farm Associates' Funds Trust

SEMI-ANNUAL REPORT

To enroll in electronic delivery of mutual funds documents, go to **statefarm.com®**, log into your account, scroll down to *State Farm Mutual Funds*, and then click on *Go Paperless*.

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

Table of Contents
Message to Shareholders	1
Portfolio Summary
State Farm Growth Fund	3
State Farm Balanced Fund	3
State Farm Interim Fund	4
State Farm Municipal Bond Fund	4
Expense Example	5
Schedule of Investments
State Farm Growth Fund	6
State Farm Balanced Fund	8
State Farm Interim Fund	14
State Farm Municipal Bond Fund	15
Financial Statements
Statements of Assets and Liabilities	30
Statements of Operations	31
Statement of Changes in Net Assets	32
Notes to Financial Statements	34
Financial Highlights	40

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-0740) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-0740 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

SEMI-ANNUAL REPORT

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Fellow Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2012 for the State Farm Associates’ Funds Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the Fund(s) you own. We encourage you to review and consider this entire report.

Market Review

During the 6-month period ended May 31, 2012, the financial markets continued to experience significant price volatility.

In the U.S., equity markets climbed higher and generated positive total returns for the 6-month period ended May 31, 2012. Throughout the 6-month period, equity markets were influenced by many positive factors including generally subdued inflation, improving corporate earnings, and modest positive growth in Gross Domestic Product (GDP). In addition, the Federal Reserve maintained an accommodative monetary policy by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained for the entire 6-month period ended May 31, 2012. However, the market environment was not without its challenges. During April, equity markets began to turn negative and became increasing volatile as unresolved concerns about sovereign debt issues in several European countries and weaker U.S. economic data, including weaker than expected employment figures, weighed on investor sentiment. The negativity continued into the month of May as U.S. stock indexes suffered their worst monthly declines since September 2011, erasing a significant portion of the gains that had been made during the 6-month period. However, despite the downturn in April and May, the S&P 500® Index1 posted a total return of 6.23% for the 6-month period ended May 31, 2012.

Concerns over the ongoing European debt crisis and signs of slowing U.S. economic growth lifted the demand for the relatively safe haven of U.S. Treasuries, especially in the month of May. Over the entire 6-months, the yield on 10-year U.S. Treasuries rose from 2.08% on December 1, 2011 to a high of 2.39% on March 19, 2012, before falling 80 basis points to end at 1.59% on May 31, 2012. Short-term yields remained low, with 3-month U.S. Treasury yields climbing 6 basis points from 0.01% on December 1, 2011 to 0.07% on May 31, 2012.2 Among major fixed income indices, the Barclays 1-5 Year Treasury Index3 and the Barclays Municipal Bond Index4 posted total returns of 0.66% and 5.75%, respectively, over the 6-month period ended May 31, 2012.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2011 through November 30, 2012 in the State Farm Associates’ Funds Trust Annual Report.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, and quarterly statements delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com® or contacting the State Farm Mutual Funds Response Center at 1-800-447-0740 for assistance.

[1]

Source: Standard & Poor’s. The S&P 500® Index tracks the common stock performance of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[2]

Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

[3]

Source: Barclays Capital Inc. The Barclays 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[4]

Source: Barclays Capital Inc. The Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Compensation Deduction or Automatic Investment Plan (AIP)5

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by contacting the State Farm Mutual Funds Response Center at 1-800-447-0740 for assistance.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.6

We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.7

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr.
Senior Vice President
State Farm Investment Management Corp.

[5]	Automatic investment plans do not assure a profit or protect against loss.

[6]	Investing involves risk, including potential for loss.

[7]	Asset allocation does not assure a profit or protect against loss.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by industry and based on total net assets as of May 31, 2012. Please refer to the Schedule of
Investments later in this report for details concerning Fund holdings.
**	Represents 10 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of May 31, 2012. Please refer to the Schedule of
Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of May 31, 2012. Please refer to the Schedule of
Investments later in this report for details concerning Fund holdings.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of May 31, 2012. Please refer to the Schedule of
Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Annualized Expense Ratio Based on the Period December 1, 2011 to May 31, 2012	Expenses Paid During Period December 1, 2011 to May 31, 2012*

State Farm Growth Fund

Actual	$1,000.00	$1,027.56	0.12%	$0.61

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	0.12%	$0.61

State Farm Balanced Fund

Actual	$1,000.00	$1,029.37	0.13%	$0.66

Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.13%	$0.66

State Farm Interim Fund

Actual	$1,000.00	$1,010.04	0.15%	$0.75

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.15%	$0.76

State Farm Municipal Bond Fund

Actual	$1,000.00	$1,042.61	0.15%	$0.77

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.15%	$0.76

*	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table) multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (98.45%)
Agriculture, Foods, & Beverage (13.08%)
Archer-Daniels-Midland Co.	3,477,500	$110,862,700
Coca-Cola Co., The	1,027,300	76,770,129
Kellogg Co.	930,000	45,365,400
McCormick & Co. Inc.	428,600	24,155,896
Nestle SA ADR	1,175,800	66,844,230
PepsiCo Inc.	641,400	43,518,990
Sysco Corp.	1,109,800	30,974,518

		398,491,863

Banks (4.25%)
M&T Bank Corp.	213,400	17,353,688
Northern Trust Corp.	460,500	19,884,390
Suntrust Banks Inc.	334,600	7,669,032
Wells Fargo & Co.	2,643,100	84,711,357

		129,618,467

Building Materials & Construction (1.18%)
Vulcan Materials Co.	1,039,200	36,008,280

Chemicals (10.36%)
Air Products & Chemicals Inc.	830,000	65,603,200
Dow Chemical Co., The	243,000	7,547,580
E.I. du Pont de Nemours & Co.	458,304	22,117,751
International Flavors & Fragrances Inc.	525,000	29,599,500
Sigma-Aldrich Corp.	2,750,000	190,767,500

		315,635,531

Computer Software & Services (1.03%)
Automatic Data Processing Inc.	109,900	5,731,285
SAP AG	444,800	25,522,518

		31,253,803

Computers (5.92%)
Hewlett-Packard Co.	3,019,400	68,479,992
International Business Machines Corp.	580,000	111,882,000

		180,361,992

Consumer & Marketing (6.14%)
AptarGroup Inc.	677,405	34,324,111
Colgate-Palmolive Co.	436,300	42,888,290
Procter & Gamble Co., The	1,765,155	109,951,505

		187,163,906

Electronic/Electrical Manufacturing (7.57%)
Agilent Technologies Inc.	548,071	22,284,567
Applied Materials Inc.	845,900	8,738,147
Emerson Electric Co.	729,400	34,114,038
General Electric Co.	3,848,900	73,475,501
Intel Corp.	2,420,800	62,553,472
Linear Technology Corp.	1,023,400	29,699,068

		230,864,793

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.63%)
Berkshire Hathaway Inc. Class A (a)	162	$19,253,700
Berkshire Hathaway Inc. Class B (a)	143	11,348

		19,265,048

Health Care (11.62%)
Abbott Laboratories	847,500	52,367,025
Amgen Inc.	106,300	7,389,976
Eli Lilly & Co.	997,000	40,827,150
Johnson & Johnson	2,481,600	154,926,288
Merck & Co. Inc.	631,600	23,735,528
Pfizer Inc.	2,952,000	64,560,240
Teva Pharmaceutical Industries Ltd. Sponsored ADR	260,500	10,208,995

		354,015,202

Machinery & Manufacturing (6.38%)
3M Co.	564,000	47,607,240
Caterpillar Inc.	877,700	76,904,074
HNI Corp.	1,439,200	33,259,912
Illinois Tool Works Inc.	652,500	36,637,875

		194,409,101

Media & Broadcasting (4.09%)
Walt Disney Co., The	2,728,640	124,726,134

Mining & Metals (3.39%)
BHP Billiton PLC	941,859	24,589,265
Nucor Corp.	531,200	18,995,712
Rio Tinto PLC	476,280	20,399,768
Rio Tinto PLC ADR	907,200	39,209,184

		103,193,929

Oil & Gas (15.22%)
BG Group PLC	3,199,100	61,241,003
Bill Barrett Corp. (a)	1,032,400	19,935,644
Chevron Corp.	1,060,000	104,208,600
Devon Energy Corp.	212,204	12,630,382
Exxon Mobil Corp.	2,615,200	205,633,176
Royal Dutch Shell PLC ADR Class A	487,900	30,337,622
Spectra Energy Corp.	399,950	11,482,564
Tidewater Inc.	154,191	6,950,930
Woodside Petroleum Ltd.	364,703	11,419,238

		463,839,159

Retailers (2.89%)
Wal-Mart Stores Inc.	1,339,100	88,139,562

Telecom & Telecom Equipment (3.80%)
AT&T Inc.	2,140,534	73,142,047
Corning Inc.	1,284,600	16,686,954

6	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications Inc.	624,900	$26,020,836

		115,849,837

Transportation (0.24%)
GATX Corp.	190,700	7,301,903

Utilities & Energy (0.66%)
Duke Energy Corp.	920,900	20,241,382

Total Common Stocks
(cost $1,271,523,614)		3,000,379,892

Short-term Investments (1.13%)
JPMorgan U.S. Government Money Market Fund	34,442,740	34,442,740

Total Short-term Investments
(cost $34,442,740)		34,442,740

TOTAL INVESTMENTS (99.58%)
(cost $1,305,966,354)		3,034,822,632

OTHER ASSETS, NET OF LIABILITIES (0.42%)		12,707,105

NET ASSETS (100.00%)		$3,047,529,737

(a)	Non-income producing security.

ADR  –  American Depository Receipt

See accompanying notes to financial statements.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (53.99%)
Agriculture, Foods, & Beverage (6.62%)
Archer-Daniels-Midland Co.	940,561	$29,985,085
Campbell Soup Co.	26,000	824,200
Coca-Cola Co., The	205,000	15,319,650
Kellogg Co.	310,000	15,121,800
Nestle SA ADR	252,500	14,354,625
PepsiCo Inc.	110,100	7,470,285
Sysco Corp.	165,300	4,613,523

		87,689,168

Banks (2.48%)
M&T Bank Corp.	37,700	3,065,764
Northern Trust Corp.	104,700	4,520,946
Suntrust Banks Inc.	54,300	1,244,556
Wells Fargo & Co.	747,600	23,960,583

		32,791,849

Building Materials & Construction (0.48%)
Lafarge SA	21,338	784,419
Vulcan Materials Co.	160,200	5,550,930

		6,335,349

Chemicals (5.19%)
Air Products & Chemicals Inc.	230,000	18,179,200
Dow Chemical Co., The	69,000	2,143,140
E.I. du Pont de Nemours & Co.	108,705	5,246,103
International Flavors & Fragrances Inc.	120,000	6,765,600
Novozymes A/S B Shares	87,950	2,357,112
Sigma-Aldrich Corp.	491,000	34,060,670

		68,751,825

Computer Software & Services (0.35%)
Automatic Data Processing Inc.	30,000	1,564,500
SAP AG	52,800	3,029,651

		4,594,151

Computers (3.51%)
Hewlett-Packard Co.	754,000	17,100,720
International Business Machines Corp.	152,100	29,340,090

		46,440,810

Consumer & Marketing (2.84%)
AptarGroup Inc.	113,100	5,730,777
Colgate-Palmolive Co.	21,200	2,083,960
Procter & Gamble Co., The	477,700	29,755,933

		37,570,670

Electronic/Electrical Manufacturing (3.61%)
Agilent Technologies Inc.	143,787	5,846,379
Applied Materials Inc.	182,000	1,880,060
Emerson Electric Co.	78,800	3,685,476
General Electric Co.	796,300	15,201,367
Intel Corp.	592,500	15,310,200

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
KLA-Tencor Corp.	45,100	$2,066,933
Linear Technology Corp.	130,100	3,775,502

		47,765,917

Financial Services (0.31%)
Berkshire Hathaway Inc. Class A (a)	34	4,040,900
Berkshire Hathaway Inc. Class B (a)	533	42,299

		4,083,199

Health Care (6.75%)
Abbott Laboratories	92,000	5,684,680
Allergan Inc.	154,800	13,970,700
Amgen Inc.	53,100	3,691,512
Eli Lilly & Co.	212,000	8,681,400
Johnson & Johnson	417,700	26,077,011
Medtronic Inc.	21,600	795,744
Merck & Co. Inc.	144,100	5,415,278
Pfizer Inc.	960,000	20,995,200
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	4,071,841

		89,383,366

Machinery & Manufacturing (3.60%)
3M Co.	124,600	10,517,486
Caterpillar Inc.	262,400	22,991,488
Donaldson Company Inc.	86,200	3,083,374
HNI Corp.	160,000	3,697,600
Illinois Tool Works Inc.	130,600	7,333,190

		47,623,138

Media & Broadcasting (4.09%)
Lee Enterprises Inc. Class A (a)	84,000	97,440
Thomson Reuters Corp.	192,414	5,285,613
Walt Disney Co., The	1,065,995	48,726,631

		54,109,684

Mining & Metals (3.07%)
BHP Billiton PLC	169,900	4,435,607
Newmont Mining Corp.	29,200	1,377,072
Nucor Corp.	436,800	15,619,968
Rio Tinto PLC	153,825	6,588,549
Rio Tinto PLC ADR	293,000	12,663,460

		40,684,656

Oil & Gas (6.99%)
BG Group PLC	256,800	4,915,973
Bill Barrett Corp. (a)	100,000	1,931,000
Chevron Corp.	288,000	28,313,280
Devon Energy Corp.	76,170	4,533,638
Exxon Mobil Corp.	448,000	35,226,240
Royal Dutch Shell PLC ADR Class A	216,400	13,455,752
Spectra Energy Corp.	62,950	1,807,294

8	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Woodside Petroleum Ltd.	73,477	$2,300,643

		92,483,820

Retailers (1.38%)
Wal-Mart Stores Inc.	276,700	18,212,394

Telecom & Telecom Equipment (2.16%)
AT&T Inc.	533,359	18,224,877
Cisco Systems Inc.	189,400	3,092,902
Corning Inc.	372,300	4,836,177
Verizon Communications Inc.	57,800	2,406,792

		28,560,748

Transportation (0.20%)
GATX Corp.	68,200	2,611,378

Utilities & Energy (0.36%)
Duke Energy Corp.	217,000	4,769,660

Total Common Stocks
(cost $297,967,253)		714,461,782

	Principal amount	Value
Corporate Bonds (14.46%)
Aerospace/Defense (0.08%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$1,000,000	$1,027,314

Agriculture, Foods, & Beverage (1.35%)
Kraft Foods Inc.
6.250%, 06/01/2012	366,000	366,000
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,026,092
Kellogg Co.
5.125%, 12/03/2012	500,000	511,492
Sysco Corp.
4.200%, 02/12/2013	1,000,000	1,023,264
Kellogg Co.
4.250%, 03/06/2013	1,000,000	1,027,627
Hershey Co.
5.000%, 04/01/2013	500,000	518,452
General Mills Inc.
5.200%, 03/17/2015	500,000	555,144
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,164,232
Hershey Co.
5.450%, 09/01/2016	500,000	582,598
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,211,155
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,412,720
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,199,409

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Pepsico Inc.
5.000%, 06/01/2018	$1,000,000	$1,172,843
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,169,866
Pepsico Inc.
2.750%, 03/05/2022	1,000,000	1,003,384
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,006,384

		17,950,662

Automotive (0.24%)
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,173,214
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,047,846

		3,221,060

Banks (0.83%)
Bank of America Corp.
5.375%, 09/11/2012	500,000	504,726
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,518,584
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	515,954
Wachovia Corp.
5.700%, 08/01/2013	750,000	790,066
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	540,174
US Bank NA
4.950%, 10/30/2014	1,500,000	1,634,086
Wachovia Bank NA
5.600%, 03/15/2016	750,000	828,436
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,057,698
5.300%, 03/15/2017	500,000	509,028
Wachovia Corp.
5.750%, 06/15/2017	750,000	869,867
Wachovia Bank NA
6.000%, 11/15/2017	500,000	576,991
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	580,046
US Bancorp
3.000%, 03/15/2022	1,000,000	1,027,139

		10,952,795

Chemicals (0.64%)
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,038,620
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,238,335
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,106,386

See accompanying notes to financial statements.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
5.375%, 11/01/2016	$1,000,000	$1,173,920
2.450%, 02/15/2022	2,000,000	1,977,782

		8,535,043

Commercial Service/Supply (0.04%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	516,930

Computer Software & Services (0.17%)
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,332,664

Computers (0.40%)
Hewlett-Packard Co.
4.500%, 03/01/2013	1,000,000	1,023,992
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,202,650
1.875%, 05/15/2019	3,000,000	3,022,443

		5,249,085

Consumer & Marketing (1.31%)
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,087,364
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,153,228
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,849,624
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,196,171
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,207,865
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,535,377
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,220,258
2.625%, 01/15/2022	1,000,000	1,018,334
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,006,044
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	2,015,924

		17,290,189

Electronic/Electrical Manufacturing (0.13%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,190,917
5.250%, 10/15/2018	500,000	602,564

		1,793,481

Financial Services (0.59%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	544,777
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	565,857

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
5.400%, 02/15/2017	$500,000	$566,201
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,196,471
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	571,204
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,667,490
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	568,216
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,066,816
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,013,711

		7,760,743

Health Care (2.09%)
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,009,723
AstraZeneca PLC
5.400%, 09/15/2012	750,000	760,024
Abbott Laboratories
5.150%, 11/30/2012	500,000	511,284
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,054,214
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,071,640
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,067,647
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	3,000,000	3,206,025
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,182,366
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,361,688
Baxter International Inc.
1.850%, 01/15/2017	1,000,000	1,025,890
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,180,077
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,167,958
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,217,279
AstraZeneca PLC
5.900%, 09/15/2017	750,000	898,516
Abbott Laboratories
5.600%, 11/30/2017	500,000	607,574
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	603,048
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,202,357
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,395,416
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,044,474

10	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Medtronic Inc.
3.125%, 03/15/2022	$2,000,000	$2,057,402

		27,624,602

Machinery & Manufacturing (1.26%)
Eaton Corp.
4.900%, 05/15/2013	500,000	519,654
3M Co.
4.375%, 08/15/2013	1,000,000	1,048,596
Cooper U.S. Inc.
5.450%, 04/01/2015	500,000	554,350
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,079,704
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,741,515
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,185,136
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,801,058
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,187,332
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,201,530
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,234,140
Caterpillar Financial Service Corp.
2.850%, 06/01/2022	1,000,000	1,013,053
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,038,372
Covidien International
3.200%, 06/15/2022	2,000,000	2,029,186

		16,633,626

Media & Broadcasting (0.17%)
Walt Disney Co., The
4.700%, 12/01/2012	1,000,000	1,020,651
6.000%, 07/17/2017	1,000,000	1,219,717

		2,240,368

Mining & Metals (0.54%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	2,281,120
5.400%, 03/29/2017	500,000	584,440
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,395,647
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,045,644
Alcoa Inc.
5.870%, 02/23/2022	756,000	793,598

		7,100,449

Oil & Gas (1.09%)
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,081,440

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
ConocoPhillips Canada
5.625%, 10/15/2016	$500,000	$589,758
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,177,727
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,175,932
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,190,850
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,640,029
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,405,555
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,162,790

		14,424,081

Retailers (1.01%)
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,013,060
Target Corp.
5.125%, 01/15/2013	500,000	514,416
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,123,004
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,152,301
Target Corp.
5.875%, 07/15/2016	1,300,000	1,545,939
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,161,269
Target Corp.
5.375%, 05/01/2017	1,500,000	1,768,438
6.000%, 01/15/2018	500,000	611,889
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,218,568
4.250%, 04/15/2021	2,000,000	2,295,434
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,007,462

		13,411,780

Telecom & Telecom Equipment (0.39%)
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,009,310
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	512,942
5.500%, 02/15/2018	500,000	591,956
AT&T Inc.
3.000%, 02/15/2022	2,000,000	2,038,824

		5,153,032

Transportation (0.17%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,024,272
5.500%, 01/15/2018	1,000,000	1,198,382

		2,222,654

See accompanying notes to financial statements.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (1.96%)
MidAmerican Energy Co.
5.125%, 01/15/2013	$2,000,000	$2,057,412
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,547,102
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,098,106
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,278,884
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,271,054
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,173,390
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,202,758
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	600,338
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,799,718
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,195,112
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,194,516
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	605,600
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,193,289
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	610,824
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,184,596
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	600,101
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,240,676
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,040,128
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,006,032

		25,899,636

Total Corporate Bonds
(cost $172,529,556)		191,340,194

Foreign Government Bonds (0.22%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,961,775

Total Foreign Government Bonds
(cost $2,495,036)		2,961,775

	Principal amount	Value
Government Agency Securities (b) (1.60%)
Agency Commercial Mortgage-Backed Securities (1.33%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	$10,000,000	$10,395,140
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,180,565

		17,575,705

Agency Notes & Bonds (0.27%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,221,223
3.875%, 02/15/2021	2,000,000	2,330,830

		3,552,053

Total Government Agency Securities
(cost $20,200,858)		21,127,758

U.S. Treasury Obligations (25.95%)
U.S. Treasury Notes
4.375%, 08/15/2012	6,000,000	6,052,500
3.875%, 02/15/2013	10,000,000	10,260,160
3.625%, 05/15/2013	10,000,000	10,324,610
4.250%, 08/15/2013	10,000,000	10,482,810
4.250%, 11/15/2013	10,000,000	10,578,910
4.000%, 02/15/2014	10,000,000	10,633,590
4.250%, 11/15/2014	20,000,000	21,912,500
4.000%, 02/15/2015	15,000,000	16,467,180
4.125%, 05/15/2015	20,000,000	22,198,440
4.500%, 02/15/2016	15,000,000	17,203,125
5.125%, 05/15/2016	20,000,000	23,589,060
4.625%, 02/15/2017	20,000,000	23,682,820
3.250%, 03/31/2017	5,000,000	5,610,940
3.500%, 02/15/2018	20,000,000	22,993,760
3.750%, 11/15/2018	10,000,000	11,800,780
3.125%, 05/15/2019	20,000,000	22,884,380
3.625%, 08/15/2019	10,000,000	11,809,380
3.375%, 11/15/2019	10,000,000	11,646,090
3.625%, 02/15/2020	10,000,000	11,841,410
3.500%, 05/15/2020	20,000,000	23,512,500
3.625%, 02/15/2021	10,000,000	11,874,220
2.000%, 11/15/2021	25,000,000	26,072,275

Total U.S. Treasury Obligations
(cost $308,013,576)		343,431,440

12	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Shares	Value
Short-term Investments (3.33%)
JPMorgan U.S. Government Money Market Fund	44,135,776	$44,135,776

Total Short-term Investments
(cost $44,135,776)		44,135,776

TOTAL INVESTMENTS (99.55%)
(cost $845,342,055)		1,317,458,725

OTHER ASSETS, NET OF LIABILITIES (0.45%)		5,919,972

NET ASSETS (100.00%)		$1,323,378,697

(a)	Non-income producing security.
(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR – American Depository Receipt

See accompanying notes to financial statements.	13

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (a) (5.99%)
Banks (3.24%)
Bank of America Corp.
3.125%, 06/15/2012	$5,000,000	$5,003,965
Key Bank NA
3.200%, 06/15/2012	5,000,000	5,004,245
Wells Fargo & Co.
2.125%, 06/15/2012	3,000,000	3,001,590

		13,009,800

Financial Services (2.75%)
John Deere Capital Corp.
2.875%, 06/19/2012	3,000,000	3,003,039
PNC Funding Corp.
2.300%, 06/22/2012	3,000,000	3,003,030
JP Morgan Chase & Co.
2.125%, 12/26/2012	5,000,000	5,049,680

		11,055,749

Total Corporate Bonds
(cost $24,000,414)		24,065,549

U.S. Treasury Obligations (90.68%)
U.S. Treasury Notes
4.875%, 06/30/2012	10,000,000	10,037,500
3.375%, 11/30/2012	10,000,000	10,160,550
3.875%, 02/15/2013	20,000,000	20,520,320
3.625%, 05/15/2013	10,000,000	10,324,610
1.375%, 05/15/2013	10,000,000	10,110,160
4.250%, 08/15/2013	10,000,000	10,482,810
3.125%, 09/30/2013	15,000,000	15,573,630
4.000%, 02/15/2014	10,000,000	10,633,590
4.750%, 05/15/2014	10,000,000	10,868,750
2.625%, 06/30/2014	10,000,000	10,487,500
4.250%, 08/15/2014	10,000,000	10,864,840
4.250%, 11/15/2014	5,000,000	5,478,125
4.000%, 02/15/2015	5,000,000	5,489,060
4.125%, 05/15/2015	5,000,000	5,549,610
1.750%, 07/31/2015	10,000,000	10,421,880
4.250%, 08/15/2015	20,000,000	22,440,620
2.625%, 02/29/2016	10,000,000	10,780,470
2.625%, 04/30/2016	20,000,000	21,614,060
1.500%, 06/30/2016	8,000,000	8,306,248
2.750%, 11/30/2016	10,000,000	10,943,750
3.000%, 02/28/2017	10,000,000	11,091,410
2.375%, 07/31/2017	10,000,000	10,830,470
1.875%, 08/31/2017	10,000,000	10,578,910
1.875%, 09/30/2017	10,000,000	10,580,470
1.875%, 10/31/2017	10,000,000	10,581,250
2.250%, 11/30/2017	10,000,000	10,790,620
2.750%, 12/31/2017	12,500,000	13,838,862
2.625%, 01/31/2018	10,000,000	11,011,720
2.750%, 02/28/2018	10,000,000	11,089,060
2.625%, 04/30/2018	10,000,000	11,031,250
2.375%, 05/31/2018	10,000,000	10,885,160
2.375%, 06/30/2018	10,000,000	10,891,410

Total U.S. Treasury Obligations
(cost $351,638,130)		364,288,675

	Shares	Value
Short-term Investments (2.73%)
JPMorgan U.S. Government Money Market Fund	10,986,350	$10,986,350

Total Short-term Investments
(cost $10,986,350)		10,986,350

TOTAL INVESTMENTS (99.40%)
(cost $386,624,894)		399,340,574

OTHER ASSETS, NET OF LIABILITIES (0.60%)		2,401,840

NET ASSETS (100.00%)		$401,742,414

(a)	These securities are guaranteed under the FDIC Temporary Liquidity Guarantee Program.

14	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (b) (96.49%)
Alabama (1.91%)
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa1	$2,000,000	$2,175,380
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	A+	1,030,000	1,249,514
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,355,302
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	1,001,459
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,945,486
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,730,550
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,834,456

					12,292,147

Alaska (1.98%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	NR	2,000,000	2,252,300
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,134,586
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	638,089
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	323,910
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA	1,000,000	1,113,190
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	702,263
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,213,863
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,055,020
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	Aa2	1,190,000	1,423,490
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds 2008 Series B	5.250%	12/01/2029	Aa2	1,905,000	1,921,231

					12,777,942

Arizona (4.30%)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	922,743
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	572,654
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	AA-	450,000	500,494
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	573,810
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A+	4,180,000	5,104,825
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	AA-	1,965,000	2,373,091
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	591,220
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,749,275
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,057,010
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,099,710
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	720,000	755,150
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	AA-	1,000,000	1,216,400
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,161,120
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,188,380
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	1,360,000	1,395,754
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,629,795
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,950,452

See accompanying notes to financial statements.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	$1,500,000	$1,741,290
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,151,320

					27,734,493

Arkansas (1.98%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,512,806
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	Aa3	1,250,000	1,298,312
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2021	Aa3	1,515,000	1,596,977
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,445,044
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	3.000%	02/01/2022	Aa3	1,000,000	1,020,620
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2022	Aa2	980,000	1,003,314
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	115,386
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	382,657
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,111,980
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,720,890
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	568,700

					12,776,686

California (4.72%)
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	AAA	1,000,000	1,050,720
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,699,239
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A-	3,000,000	3,202,410
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A-	95,000	99,659
State of California, Various Purpose General Obligation Bonds (Prerefunded to 08-01-2013 @ 100) (c)	5.000%	02/01/2017	AA+	3,155,000	3,327,421
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003 (Prerefunded to 05-01-2013 @ 100) (c)	5.000%	05/01/2017	Aa1	1,355,000	1,413,563
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	A+	1,560,000	1,630,013
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	803,818
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	829,891
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa2	1,160,000	1,271,940
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	3,090,472
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	874,338
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,794,542
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa2	1,435,000	1,563,375
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	907,885
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	637,974
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	AA	1,115,000	1,252,056

16	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	AA	$1,275,000	$1,444,269
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,794,641
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,071,750
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	600,000	641,076

					30,401,052

Colorado (2.78%)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	510,000	579,799
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,868,595
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	600,000	666,930
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,255,000	2,439,549
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,762,420
St. Vrain Valley School District No. RE-1J, (Boulder, Larimer and Weld Counties, and the City and County of Broomfield, Colorado), General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,820,000	3,050,789
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,676,880
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,630,706
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,243,480

					17,919,148

Connecticut (1.49%)
The University of Connecticut, General Obligation Bonds, Series A 2004 (Prerefunded to 01-15-2014 @ 100) (c)	5.000%	01/15/2018	Aa3	600,000	644,784
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	604,985
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	607,708
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	600,000	641,886
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	572,505
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,115,954
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	632,982
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	620,000	663,468
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,108,840
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	2,020,356

					9,613,468

Delaware (0.19%)
State of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	1,125,000	1,208,632

Florida (6.16%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,181,870
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,208,789
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,259,711
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	Aa2	1,220,000	1,284,428
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,661,189
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	Aa1	1,170,000	1,313,524
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,095,410

See accompanying notes to financial statements.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	$3,500,000	$3,774,715
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	700,386
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA	1,000,000	1,124,340
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,618,702
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	Aa1	1,215,000	1,351,979
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,594,185
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,914,822
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	446,567
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	Aa1	1,290,000	1,421,851
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	241,896
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A	3,000,000	3,193,290
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,685,900
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,354,080
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,913,091
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	AA-	2,000,000	2,240,940
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,130,660

					39,712,325

Georgia (1.82%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	227,304
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	288,058
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,125,858
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,216,040
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,996,847
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	838,748
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,173,730
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,163,560
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	2,300,000	2,703,190

					11,733,335

Hawaii (0.74%)
City and County of Honolulu, General Obligation Bonds, Series 2005F	5.000%	07/01/2026	Aa1	2,140,000	2,378,375
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,375,660

					4,754,035

Idaho (0.45%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003 (Prerefunded to 08-15-2013 @ 100) (c)	4.750%	08/15/2018	A	1,690,000	1,780,432
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	1,000,000	1,122,740

					2,903,172

Illinois (3.49%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aaa	2,150,000	2,206,975
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	A2	2,000,000	2,075,160
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2015	NR	700,000	742,805

18	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (Cont.)
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2015	Aa2	$345,000	$366,097
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2016	NR	735,000	779,945
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2016	Aa2	365,000	387,320
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aa2	900,000	909,900
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	A1	1,650,000	1,783,832
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	5,311,950
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	1,360,000	1,480,374
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,615,661
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA	1,200,000	1,401,252
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA	2,000,000	2,329,620
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	1,000,000	1,077,450

					22,468,341

Indiana (2.56%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	AA+	2,635,000	2,757,712
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.350%	07/15/2017	AA-	210,000	221,829
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.600%	07/15/2018	AA-	220,000	234,610
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,853,295
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	248,480
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	994,230
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,306,653
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	265,262
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,340,226
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	591,155
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	207,716
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,244,058
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	242,946
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	236,691
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,092,960
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,670,576

					16,508,399

Iowa (2.68%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa1	990,000	1,089,564
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa1	975,000	1,080,651
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	570,466
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A (Prerefunded to 06-01-2014 @ 100) (c)	5.000%	06/01/2018	Aaa	850,000	928,446
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa1	1,190,000	1,370,095
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	A1	1,200,000	1,255,128

See accompanying notes to financial statements.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa1	$1,350,000	$1,512,202
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,991,568
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,956,185
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,172,460
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,167,854
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,145,590

					17,240,209

Kansas (3.78%)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,283,720
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,220,000	1,314,050
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aa3	670,000	706,535
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	A1	1,000,000	1,086,700
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aa3	370,000	418,759
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (c)	5.000%	10/01/2018	Aa3	540,000	620,541
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa1	980,000	1,061,252
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,118,450
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	983,254
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,801,193
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,114,195
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,342,820
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,245,778
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,392,768
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,505,448
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	Aa2	215,000	221,884
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (c)	5.600%	08/15/2029	NR	1,335,000	1,419,959
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	Aa2	225,000	232,150
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (c)	5.600%	08/15/2030	NR	1,405,000	1,494,414

					24,363,870

Kentucky (1.58%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,441,936
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,258,627
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,758,716
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,952,927
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,701,195
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,079,060

					10,192,461

20	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Louisiana (1.29%)
State of Louisiana, General Obligation Bonds, Series 2003 A (Prerefunded to 05-01-2013 @ 100) (c)	5.000%	05/01/2018	Aa2	$4,000,000	$4,172,880
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,475,662
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa2	405,000	443,362
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	Aa2	2,000,000	2,228,100

					8,320,004

Maine (0.99%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	114,457
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,970,755
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004 (Prerefunded to 07-01-2014 @ 100) (c)	5.250%	07/01/2030	Aa3	2,100,000	2,310,420

					6,395,632

Maryland (1.66%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	477,412
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,061,823
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	455,000	502,320
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,241,280
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,294,639
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,376,342
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,776,105

					10,729,921

Massachusetts (1.01%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa2	1,135,000	1,213,542
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	Aa1	5,000,000	5,281,650

					6,495,192

Michigan (1.74%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	549,870
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	529,751
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,102,240
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	AA	2,000,000	2,242,820
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	769,608
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	327,159
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	AA	1,485,000	1,607,275
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	472,384
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	700,302
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,106,333

See accompanying notes to financial statements.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	$750,000	$807,300

					11,215,042

Minnesota (0.18%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,163,790

Mississippi (2.66%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa2	2,000,000	2,129,280
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,336,340
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005 (Prerefunded to 05-01-2014 @ 100) (c)	4.000%	05/01/2018	Aa1	1,585,000	1,694,777
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A+	1,000,000	1,091,820
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	541,486
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	525,000	598,484
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	566,435
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	453,148
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,193,500
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	AA-	2,480,000	2,880,892
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	NR	2,290,000	2,566,769
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	NR	1,000,000	1,116,340

					17,169,271

Missouri (3.17%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	2,003,014
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,205,294
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	583,567
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	545,000	614,433
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,664,127
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,325,664
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,394,980
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,408,145
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,245,220

					20,444,444

Montana (0.08%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	544,390

22	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (3.23%)
Nebraska Public Power District Revenue Series A (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	01/01/2017	A	$3,000,000	$3,152,160
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,378,353
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,363,074
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,721,719
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,469,568
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,902,124
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008 (Prerefunded to 01-24-2013 @ 100) (c)	4.625%	07/15/2024	AA-	2,120,000	2,179,318
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,356,280
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,284,090

					20,806,686

New Hampshire (1.02%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	AA	515,000	578,396
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003 (Prerefunded to 06-01-2013 @ 100) (c)	5.000%	12/01/2017	Aa1	2,620,000	2,742,564
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,577,618
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	A1	1,500,000	1,664,940

					6,563,518

New Jersey (3.67%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,715,120
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005 (Prerefunded to 07-15-2014 @ 100) (c)	4.000%	07/15/2018	Aa2	1,230,000	1,323,259
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,710,000	1,836,814
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	2,035,299
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,792,822
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,278,992
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	862,252
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,879,015
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,382,092
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA	750,000	872,662
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,652,734

					23,631,061

New Mexico (2.63%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	4,127,550
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa2	1,500,000	1,724,685
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	A+	1,365,000	1,495,890
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,173,360
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	A+	1,320,000	1,440,595

See accompanying notes to financial statements.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	$2,450,000	$2,747,552
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,190,000
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,066,840

					16,966,472

New York (2.86%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D (Prerefunded to 06-15-2012 @ 100) (c)	5.000%	06/15/2016	Aa1	2,000,000	2,002,680
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aa3	1,000,000	1,069,740
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,262,840
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,783,648
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	878,402
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	749,342
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA+	410,000	454,063
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	672,381
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A1	3,000,000	3,302,880
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,407,945
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA+	465,000	500,345
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,776,322
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	487,361
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	AA-	1,000,000	1,101,720

					18,449,669

North Carolina (1.39%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aa1	1,000,000	1,110,060
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	950,666
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa3	1,000,000	1,196,590
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	AA-	545,000	613,212
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,138,440
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,117,390
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,721,618
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,116,100

					8,964,076

North Dakota (0.68%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,027,889
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,290,684
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,082,500

					4,401,073

24	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (2.10%)
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	$1,375,000	$1,379,345
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,757,576
State of Ohio, Common Schools General Obligation Bonds, Series 2005C	4.300%	06/15/2021	Aa1	2,000,000	2,159,600
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,259,710
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,138,086
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	2,150,640
Miami University (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,689,588

					13,534,545

Oklahoma (0.69%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,431,363
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,675,629
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	1,320,000	1,321,663

					4,428,655

Oregon (2.48%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,401,341
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aa3	500,000	532,030
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aa2	1,625,000	1,761,321
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	410,000	434,862
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,149,500
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,722,180
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,487,246
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2025	Aa1	745,000	897,881
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2026	Aa1	670,000	804,074
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2027	Aa1	750,000	897,698
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,488,672
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,374,240

					15,951,045

Pennsylvania (1.98%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	A+	1,070,000	1,134,671
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	A+	1,010,000	1,066,641
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,096,940
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	A+	1,160,000	1,225,772

See accompanying notes to financial statements.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	$1,000,000	$1,061,120
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,553,943
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa2	1,605,000	1,812,494
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa2	2,505,000	2,785,760

					12,737,341

Rhode Island (0.17%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,103,080

South Carolina (0.86%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,123,450
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,177,613
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,105,450
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	894,816
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,255,317

					5,556,646

South Dakota (0.29%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.150%	01/15/2020	AA-	1,130,000	1,133,537
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.500%	01/15/2022	AA-	475,000	476,050
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	266,120

					1,875,707

Tennessee (3.01%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	2,850,637
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,203,856
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	687,914
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,292,597
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	670,000	692,405
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	2,000,000	2,331,560
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series AA-2012	3.000%	07/01/2023	Aa2	1,540,000	1,590,743
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	2,000,000	2,246,020
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (c)	4.400%	10/01/2023	AA+	1,050,000	1,185,860
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,125,910
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,000,000	2,201,740

					19,409,242

Texas (3.92%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,243,870

26	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AA+	$1,535,000	$1,755,933
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	558,571
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,152,740
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	533,723
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	427,448
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	447,132
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	AA-	2,345,000	2,778,966
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	AA-	2,000,000	2,337,700
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,282,595
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,842,053
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,476,580
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	AA-	2,465,000	2,898,643
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,158,940
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	1,000,000	1,138,650
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA	1,000,000	1,086,710
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,149,090

					25,269,344

Utah (0.94%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	481,746
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	694,824
Davis County School District Board of Education, Davis County, Utah, General Obligation
School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,689,664
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,194,954

					6,061,188

Virginia (2.26%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,108,403
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,888,615
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (c)	4.125%	12/01/2020	Aaa	2,100,000	2,423,337
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,711,950
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,393,796
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,400,000	1,556,324
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A (Prerefunded to 08-01-2014 @ 100) (c)	4.750%	08/01/2026	Aa1	1,000,000	1,093,490

See accompanying notes to financial statements.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (Cont.)
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008	6.250%	12/01/2026	AA-	$2,000,000	$2,408,140

					14,584,055

Washington (3.91%)
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	995,000	1,012,910
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	AA+	15,000	15,269
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aa3	705,000	747,004
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aa2	1,000,000	1,099,380
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aa3	740,000	783,408
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,000,000	1,135,860
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	1,000,000	1,094,370
Renton School District No. 403, King County, Washington, Unlimited Tax General Obligation Bonds, 2003	4.625%	12/01/2022	Aa2	2,000,000	2,084,140
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A2	1,000,000	1,092,190
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,550,880
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	AA-	565,000	624,319
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	AA-	1,325,000	1,617,878
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,120,880
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,309,440
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	AA-	500,000	551,040
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	3,500,000	3,658,620
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,697,385

					25,194,973

West Virginia (1.49%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A+	2,510,000	3,068,575
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A+	3,200,000	3,870,336
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A+	2,500,000	2,679,900

					9,618,811

Wisconsin (1.23%)
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	606,748
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aa2	1,000,000	1,112,640
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa2	800,000	943,016
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa2	2,335,000	2,542,978
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa2	300,000	350,913
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,152,880

28	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	$1,000,000	$1,192,840

					7,902,015

Wyoming (0.29%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	1,700,000	1,856,621

Total Long-term Municipal Bonds
(cost $574,449,170)					621,943,224

				Shares	Value
Short-term Investments (2.38%)
JPMorgan Tax Free Money Market Fund				15,313,169	$15,313,169

Total Short-term Investments
(cost $15,313,169)					15,313,169

TOTAL INVESTMENTS (98.87%)
(cost $589,762,339)					637,256,393

OTHER ASSETS, NET OF LIABILITIES (1.13%)					7,305,492

NET ASSETS (100.00%)					$644,561,885

(a)	Ratings are not audited and represent the lower of Moody’s, S&P or Fitch issuer specific ratings.
(b)	Long-term Municipal Bonds, as a percentage of total net assets, consisted of 6.91% Advanced Refunded Bonds, 54.42% General Obligation Bonds and 35.16% Municipal Revenue Bonds.
(c)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government or U.S. Government Agency securities to support the timely payment of principal and interest.

NR – Not Rated

See accompanying notes to financial statements.	29

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2012

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,305,966,354	845,342,055	386,624,894	589,762,339

Investments in securities at market value	$3,034,822,632	1,317,458,725	399,340,574	637,256,393
Receivable for:
Dividends and interest	11,554,134	6,726,764	2,552,769	7,604,722
Shares of the Fund sold	2,332,258	709,102	287,924	192,941
Prepaid expenses	64,013	29,322	10,663	13,904

Total assets	3,048,773,037	1,324,923,913	402,191,930	645,067,960

Liabilities and Net Assets
Distributions to shareholders	—	—	12,260	374,830
Payable for:
Shares of the Fund redeemed	797,235	331,573	344,480	4,970
Securities purchased	—	999,230	—	—
Due to affiliates	343,161	157,455	50,622	78,652
Accrued liabilities	102,904	56,958	42,154	47,623

Total liabilities	1,243,300	1,545,216	449,516	506,075

Net assets applicable to shares outstanding of common stock	$3,047,529,737	1,323,378,697	401,742,414	644,561,885

Fund shares outstanding (no par value, unlimited number of shares authorized)	57,667,467	24,008,833	39,083,305	71,796,970
Net asset value, offering price and redemption price per share	$52.85	55.12	10.28	8.98

Analysis of Net Assets
Paid-in-capital	$1,329,736,367	836,523,875	389,787,014	597,085,537
Accumulated net realized gain (loss)	(49,422,516)	(2,493,328)	(760,280)	(17,706)
Net unrealized appreciation (depreciation)	1,728,858,556	472,116,280	12,715,680	47,494,054
Undistributed net investment income (loss)	38,357,330	17,231,870	—	—

Net assets applicable to shares outstanding	$3,047,529,737	1,323,378,697	401,742,414	644,561,885

30	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

May 31, 2012

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$44,387,571	10,620,251	—	—
Interest	1,988	10,039,418	4,364,839	—
Tax-exempt interest	—	—	—	11,826,640

	44,389,559	20,659,669	4,364,839	11,826,640
Less: foreign withholding taxes	(623,114)	(182,559)	—	—

Total investment income	43,766,445	20,477,110	4,364,839	11,826,640

Expenses:
Investment advisory and management fees	1,647,774	738,756	240,093	352,564
Trustees’ fees and expenses	79,947	33,573	10,233	16,120
Reports to shareholders	47,913	23,087	9,243	8,332
Professional fees	36,323	20,241	23,144	22,325
Errors and omissions insurance	30,305	12,160	3,509	5,087
Custodian fees	53,933	12,790	333	3,484
ICI dues	17,836	7,858	2,566	3,898
Regulatory fees	19,711	16,339	15,101	15,884
Fidelity bond expense	3,321	904	185	375
Securities valuation fees	758	12,373	2,322	48,649

Total expenses	1,937,821	878,081	306,729	476,718

Net investment income	41,828,624	19,599,029	4,058,110	11,349,922

Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	7,070	(2,491,711)	—	(17,706)
Net realized gain (loss) on foreign currency transactions	(7,858)	(1,616)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	42,621,835	20,420,028	46,896	14,182,722

Net realized and unrealized gain (loss) on investments	42,621,047	17,926,701	46,896	14,165,016

Net change in net assets resulting from operations	$84,449,671	37,525,730	4,105,006	25,514,938

See accompanying notes to financial statements.	31

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2012 (Unaudited) and the Year ended November 30, 2011	2012	2011
From operations:
Net investment income	$41,828,624	73,006,085
Net realized gain (loss)	(788)	32,067,151
Change in net unrealized appreciation or depreciation	42,621,835	64,546,919

Net change in net assets resulting from operations	84,449,671	169,620,155
Distributions to shareholders from and in excess of:
Net investment income	(37,677,311)	(70,427,574)
Net realized gain	—	—

Total distributions to shareholders	(37,677,311)	(70,427,574)
From Fund share transactions:
Proceeds from shares sold	83,850,351	205,677,238
Reinvestment of distributions	35,753,402	66,950,861

	119,603,753	272,628,099
Less payments for shares redeemed	(151,914,216)	(334,453,909)

Net increase (decrease) in net assets from Fund share transactions	(32,310,463)	(61,825,810)

Total increase (decrease) in net assets	14,461,897	37,366,771

Net assets:
Beginning of period	3,033,067,840	2,995,701,069

End of period*	$3,047,529,737	3,033,067,840

*Including undistributed net investment income (loss)	$38,357,330	34,206,017

Share Information
Sold	1,542,569	3,840,597
Issued in reinvestment of distributions	715,354	1,242,122
Redeemed	(2,804,953)	(6,281,760)

Net increase (decrease)	(547,030)	(1,199,041)

32	See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2012	2011	2012	2011	2012	2011

19,599,029	37,077,245	4,058,110	8,807,284	11,349,922	22,611,613
(2,493,327)	2,271,082	—	—	(17,706)	1,472,938
20,420,028	24,998,539	46,896	(810,051)	14,182,722	9,516,898

37,525,730	64,346,866	4,105,006	7,997,233	25,514,938	33,601,449

(19,056,269)	(36,702,880)	(4,058,110)	(8,807,284)	(11,349,922)	(22,611,613)
(1,521,133)	—	—	—	(1,472,938)	(858,040)

(20,577,402)	(36,702,880)	(4,058,110)	(8,807,284)	(12,822,860)	(23,469,653)

59,089,010	125,320,298	42,618,011	145,523,386	37,220,695	52,969,881
19,722,708	35,007,506	3,957,298	8,551,174	10,272,439	18,644,308

78,811,718	160,327,804	46,575,309	154,074,560	47,493,134	71,614,189
(60,136,499)	(149,080,836)	(51,145,384)	(122,200,355)	(23,230,062)	(59,096,573)

18,675,219	11,246,968	(4,570,075)	31,874,205	24,263,072	12,517,616

35,623,547	38,890,954	(4,523,179)	31,064,154	36,955,150	22,649,412

1,287,755,150	1,248,864,196	406,265,593	375,201,439	607,606,735	584,957,323

1,323,378,697	1,287,755,150	401,742,414	406,265,593	644,561,885	607,606,735

17,231,870	16,689,110	—	—	—	—

1,059,734	2,282,150	4,155,588	14,215,261	4,161,020	6,104,416
373,042	641,246	385,549	835,353	1,148,133	2,159,098
(1,084,048)	(2,730,551)	(4,989,972)	(11,962,289)	(2,600,292)	(6,912,762)

348,728	192,845	(448,835)	3,088,325	2,708,861	1,350,752

See accompanying notes to financial statements.	33

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures are designed to reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities
•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC will determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of May 31, 2012:

	Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$3,000,379,892	$ —	$—	$3,000,379,892
Short-term Investments	34,442,740	—	—	34,442,740
Balanced Fund
Common Stocks (a)	714,461,782	—	—	714,461,782
Corporate Bonds (a)	—	191,340,194	—	191,340,194
Foreign Government Bonds	—	2,961,775	—	2,961,775
Agency Commercial Mortgage-Backed Securities	—	17,575,705	—	17,575,705
Agency Notes & Bonds	—	3,552,053	—	3,552,053
U.S. Treasury Obligations	—	343,431,440	—	343,431,440
Short-term Investments	44,135,776	—	—	44,135,776
Interim Fund
Corporate Bonds (a)	—	24,065,549	—	24,065,549
U.S. Treasury Obligations	—	364,288,675	—	364,288,675
Short-term Investments	10,986,350	—	—	10,986,350
Municipal Bond Fund
Long-term Municipal Bonds	—	621,943,224	—	621,943,224
Short-term Investments	15,313,169	—	—	15,313,169

(a) Industry classification is disclosed in the Schedule of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2011 or for the period ended May 31, 2012. There were no significant transfers of securities between Level 1 and Level 2 as of May 31, 2012 as compared to November 30, 2011.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2012, the Municipal Bond Fund did not hold any when-issued securities.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Federal income taxes, dividends and distributions to shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

As of November 30, 2011, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of May 31, 2012, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,305,966,354	$1,804,596,819	$(75,740,541)	$1,728,856,278
Balanced Fund	845,342,055	493,310,114	(21,193,444)	472,116,670
Interim Fund	386,624,894	12,715,680	—	12,715,680
Municipal Bond Fund	589,762,339	47,559,698	(65,644)	47,494,054

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 29, 2012, the Growth Fund declared an ordinary income dividend of $0.69 per share to shareholders of record on June 28, 2012 (reinvestment date June 29, 2012).

On June 29, 2012, the Balanced Fund declared an ordinary income dividend of $0.77 per share to shareholders of record on June 28, 2012 (reinvestment date June 29, 2012).

As of November 30, 2011, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the carryforwards will expire as follows:

Expiration year	Growth Fund	Interim Fund
2012	$ —	$234,320
2013	—	375,020
2014	—	61,482
2015	—	89,458
2016	25,639,404	—
2017	14,963,272	—
2018	8,819,052	—
Total:	$49,421,728	$760,280

The Growth Fund utiltized $32,096,711 of capital loss carryforward to offset realized capital gains in 2011. The Balanced Fund utilized $761,424 of capital loss carryforward to offset realized capital gains in 2011.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted and is effective for the Funds’ taxable year beginning December 1, 2011. The Act changed various technical rules governing the tax treatment of regulated investment companies, including the treatment of capital losses. Under the Act, capital losses incurred after December 1, 2011 will be permitted to carry forward indefinitely. These capital losses must be utilized prior to capital losses incurred prior to the date of enactment. Therefore, pre-enactment capital loss carryforwards, which carry an expiration date, may be more likely to expire unused.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2011, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Undistributed ordinary income	$ 34,206,017	$ 16,689,110	$ —	$ 130,115
Undistributed long-term gain	—	1,521,132	—	1,342,823
Accumulated capital and other losses	(49,421,728)	—	(760,280)	—
Unrealized appreciation (depreciation)	1,686,236,721	451,696,252	12,668,784	33,311,332
Total	$1,671,021,010	$469,906,494	$11,908,504	$34,784,270

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences may be primarily due to the recognition of net realized losses, the timing of fund distributions, expiring capital loss carryforwards, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

For the year ended November 30, 2011, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Undistributed (Accumulated) Net Investment Income (Loss)
Growth Fund	$ —	$29,560	$(29,560)
Balanced Fund	—	11,474	(11,474)

The tax character of distributions for the Municipal Bond Fund (including distributions declared but not yet paid) was designated as follows for the year ended November 30, 2011:

2011	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Municipal Bond Fund	$22,611,613	$ —	$858,040	$23,469,653

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended November 30, 2011.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2012. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Line of credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more that $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a rate equal to the current 30-day A1+/P1 Commerical Paper Index. The Funds did not borrow under the Line of Credit Agreement during the period ended May 31, 2012.

New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for the Funds’ fiscal year beginning December 1, 2012. This update changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. They also clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy.

3. Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following rates:

Growth Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Balanced Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Interim Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Municipal Bond Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Other than proceeds from the account fee imposed on certain shareholders of the Trust, the Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreement

SFIMC has agreed to reimburse a Fund if, and to the extent, a Fund’s total annual operating expenses (excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs) exceed 0.40% of the Fund’s average net assets.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

4. Investment transactions

Investment transactions (exclusive of short-term instruments) for the six months ended May 31, 2012:

	Purchases (excluding U.S. Government Obligations)	Sales (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Growth Fund	$ —	$ —	$ —	$ —
Balanced Fund	45,159,620	16,580,906	25,183,594	10,000,000
Interim Fund	—	35,000,000	54,204,688	20,000,000
Municipal Bond Fund	41,752,703	20,234,374	—	—

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

		Year ended November 30,
	Six months ended May 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net asset value, beginning of period	$ 52.10	50.42	49.23	42.27	63.49	56.98

Income from Investment Operations
Net investment income (a)	0.72	1.23	1.12	1.14	1.29	1.20
Net gain (loss) on investments (both realized and unrealized)	0.68	1.64	1.17	7.05	(19.12)	6.48

Total from investment operations	1.40	2.87	2.29	8.19	(17.83)	7.68

Less Distributions
Net investment income	(0.65)	(1.19)	(1.10)	(1.23)	(1.31)	(1.17)
Net realized gain	—	—	—	—	(2.08)	—

Total distributions	(0.65)	(1.19)	(1.10)	(1.23)	(3.39)	(1.17)

Net asset value, end of period	$ 52.85	52.10	50.42	49.23	42.27	63.49

Total Return	2.76%(b)	5.63%	4.86%	19.92%	(29.57)%	13.65%

Ratios/Supplemental Data
Net assets, end of period (millions)	$3,047.5	3,033.1	2,995.7	2,981.1	2,562.9	3,801.4

Average net asset ratios
Expenses	0.12%(c)	0.12%	0.12%	0.13%	0.12%	0.12%
Net investment income	2.66%(c)	2.32%	2.29%	2.71%	2.35%	2.00%

Portfolio turnover rate	0%(c)	1%	1%	1%	2%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.

40	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

		Year ended November 30,
	Six months ended May 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net asset value, beginning of period	$ 54.43	53.22	52.17	46.64	60.45	55.94

Income from Investment Operations
Net investment income (a)	0.82	1.56	1.52	1.64	1.83	1.76
Net gain (loss) on investments (both realized and unrealized)	0.74	1.21	1.06	5.67	(12.05)	4.52

Total from investment operations	1.56	2.77	2.58	7.31	(10.22)	6.28

Less Distributions
Net investment income	(0.81)	(1.56)	(1.53)	(1.78)	(1.85)	(1.72)
Net realized gain (b)	(0.06)	—	—	—	(1.74)	(0.05)

Total distributions	(0.87)	(1.56)	(1.53)	(1.78)	(3.59)	(1.77)

Net asset value, end of period	$ 55.12	54.43	53.22	52.17	46.64	60.45

Total Return	2.94%(c)	5.21%	5.15%	16.17%	(17.88)%	11.49%

Ratios/Supplemental Data
Net assets, end of period (millions)	$1,323.4	1,287.8	1,248.9	1,202.7	1,052.8	1,339.6

Average net asset ratios
Expenses	0.13%(d)	0.13%	0.13%	0.14%	0.13%	0.13%
Net investment income	2.95%(d)	2.86%	2.93%	3.48%	3.36%	3.06%

Portfolio turnover rate	4%(d)	6%	5%	1%	4%	9%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Distributions represent less than $0.01 per share for the year ended November 30, 2009.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	Determined on an annualized basis.

See accompanying notes to financial statements.	41

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

		Year ended November 30,
	Six months ended May 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net asset value, beginning of period	$ 10.28	10.30	10.31	10.30	9.94	9.64

Income from Investment Operations
Net investment income	0.10	0.24	0.26	0.28	0.33	0.37
Net gain (loss) on investments (both realized and unrealized) (a)	—	(0.02)	(0.01)	0.01	0.36	0.30

Total from investment operations	0.10	0.22	0.25	0.29	0.69	0.67

Less Distributions
Net investment income	(0.10)	(0.24)	(0.26)	(0.28)	(0.33)	(0.37)

Total distributions	(0.10)	(0.24)	(0.26)	(0.28)	(0.33)	(0.37)

Net asset value, end of period	$ 10.28	10.28	10.30	10.31	10.30	9.94

Total Return	1.01%(b)	2.19%	2.43%	2.81%	7.09%	7.13%

Ratios/Supplemental Data
Net assets, end of period (millions)	$ 401.7	406.3	375.2	348.3	328.8	226.7

Average net asset ratios
Expenses	0.15%(c)	0.16%	0.16%	0.16%	0.17%	0.18%
Net investment income	2.00%(c)	2.36%	2.50%	2.68%	3.28%	3.83%

Portfolio turnover rate	28%(c)	17%	11%	11%	16%	18%

(a)	Net gain (loss) on investments represents less than $0.01 per share in 2012.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.

42	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

		Year ended November 30,
	Six months ended May 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net asset value, beginning of period	$ 8.79	8.64	8.70	8.16	8.43	8.48

Income from Investment Operations
Net investment income	0.16	0.34	0.35	0.37	0.36	0.37
Net gain (loss) on investments (both realized and unrealized)	0.21	0.16	(0.04)	0.56	(0.25)	(0.05)

Total from investment operations	0.37	0.50	0.31	0.93	0.11	0.32

Less Distributions
Net investment income	(0.16)	(0.34)	(0.35)	(0.37)	(0.36)	(0.37)
Net realized gain (a)	(0.02)	(0.01)	(0.02)	(0.02)	(0.02)	—

Total distributions	(0.18)	(0.35)	(0.37)	(0.39)	(0.38)	(0.37)

Net asset value, end of period	$ 8.98	8.79	8.64	8.70	8.16	8.43

Total Return	4.26%(b)	5.97%	3.64%	11.53%	1.30%	3.91%

Ratios/Supplemental Data
Net assets, end of period (millions)	$ 644.6	607.6	585.0	544.5	478.6	465.7

Average net asset ratios
Expenses	0.15%(c)	0.16%	0.15%	0.16%	0.15%	0.15%
Net investment income	3.60%(c)	3.93%	4.04%	4.27%	4.35%	4.41%

Portfolio turnover rate	7%(c)	11%	9%	9%	16%	13%

(a)	Distributions represent less than $0.01 per share for the year ended November 30, 2007.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	43

P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-0740

statefarm.com®

190-4059.13-CH
AP2012/07/0811
7-2012
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

BY	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date	July 27, 2012

BY	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer
Date	July 27, 2012